Common Equity Automatic Dividend Reinvestment and Stock Purchase Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Proceeds From Issuance of Shares Under Dividend Reinvestment Plan And Stock Purchase Plan	$ (0.1)	$ 7.2
Automatic Dividend Reinvestment and Stock Purchase Plan [Member]
Stock Issued During Period, Shares, Dividend Reinvestment Plan and Stock Purchase Plan	0
Shares Held in Reserve Related to Dividend Reinvestment Plan and Stock Purchase Plan	4,774,442